Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 05, 2019
Registrant Name	American Funds Global Insight Fund
Entity Central Index Key	0001785347
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 05, 2019
Document Effective Date	Nov. 08, 2019
Prospectus Date	Nov. 08, 2019
American Funds Global Insight Fund SM | Class R-5E
Prospectus:
Trading Symbol	RGLJX
American Funds Global Insight Fund SM | Class 529-C
Prospectus:
Trading Symbol	CGVBX
American Funds Global Insight Fund SM | Class 529-E
Prospectus:
Trading Symbol	CGVEX
American Funds Global Insight Fund SM | Class 529-F-1
Prospectus:
Trading Symbol	CGVFX
American Funds Global Insight Fund SM | Class 529-T
Prospectus:
Trading Symbol	CGVTX
American Funds Global Insight Fund SM | Class A
Prospectus:
Trading Symbol	AGVFX
American Funds Global Insight Fund SM | Class C
Prospectus:
Trading Symbol	AGVDX
American Funds Global Insight Fund SM | Class F-1
Prospectus:
Trading Symbol	AGVEX
American Funds Global Insight Fund SM | Class F-2
Prospectus:
Trading Symbol	AGVGX
American Funds Global Insight Fund SM | Class F-3
Prospectus:
Trading Symbol	AGVHX
American Funds Global Insight Fund SM | Class R-1
Prospectus:
Trading Symbol	RGLAX
American Funds Global Insight Fund SM | Class R-2
Prospectus:
Trading Symbol	RGLBX
American Funds Global Insight Fund SM | Class T
Prospectus:
Trading Symbol	AGVTX
American Funds Global Insight Fund SM | Class R-2E
Prospectus:
Trading Symbol	RGLHX
American Funds Global Insight Fund SM | Class R-3
Prospectus:
Trading Symbol	RGLDX
American Funds Global Insight Fund SM | Class R-4
Prospectus:
Trading Symbol	RGLEX
American Funds Global Insight Fund SM | Class R-5
Prospectus:
Trading Symbol	RGLFX
American Funds Global Insight Fund SM | Class 529-A
Prospectus:
Trading Symbol	CGVYX
American Funds Global Insight Fund SM | Class R-6
Prospectus:
Trading Symbol	RGLGX